Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	Sep. 30, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Franchise fees	$ 958,998		$ 801,107	$ 1,223,608
Customer deposits				18,179
Unearned vendor rebates	75,411		106,841	150,073
Less: Unearned vendor rebates, current	(75,411)		(106,841)
Less: Franchise fees, current	(56,220)		(801,107)
Deferred revenues, non-current	$ 902,778	$ 1,476,488	$ 907,948	$ 1,391,860